RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ilan Gat (Yoel Gat)
Disclosure of transactions between related parties
Holding Rate		22.50%
Salary and related expenses		$ 660
Expected Bonus		76
Share-Based Payments		$ 39
Ilan Gat (Simona Gat)
Disclosure of transactions between related parties
Holding Rate	19.80%	0.00%
Salary and related expenses	$ 660	$ 660
Expected Bonus	40	76
Share-Based Payments	$ 39	$ 39
Raysat (Yoav Leibovitch)
Disclosure of transactions between related parties
Holding Rate	27.04%	12.20%
Salary and related expenses	$ 5,065	$ 660
Expected Bonus	60	76
Share-Based Payments	$ 39	$ 39